RETIREMENT PLANS (Tables)	12 Months Ended
Jul. 22, 2013
Compensation And Retirement Disclosure [Abstract]
Changes in Company's Assets and Related Obligations for its Pension Plans

The following summarizes the status of and changes in the Company’s assets and related obligations for its pension plans (which include the Company’s defined benefit pension plans and the SERP) for the fiscal years:

(In millions)	2012	2011
Change in projected benefit obligations:
Projected benefit obligations at beginning of the year	$269.1	$230.1
PLG projected benefit obligations at acquisition date	109.7	—
Service cost pertaining to benefits earned during the year	7.7	6.5
Interest cost on projected benefit obligations	15.3	13.4
Actuarial losses	55.7	30.3
Benefits paid to plan participants	(12.3)	(11.2)

Projected benefit obligations at end of the year	$445.2	$269.1

Change in fair value of pension assets:
Fair value of pension assets at beginning of the year	$163.1	$144.4
PLG fair value of pension assets at acquisition date	72.0	—
Actual return on plan assets	26.0	(3.9)
Company contributions – pension	26.7	31.8
Company contributions – SERP	1.9	1.9
Benefits paid to plan participants	(12.4)	(11.1)

Fair value of pension assets at end of the year	$277.3	$163.1

Funded status	$(167.9)	$(106.0)

Amounts recognized in the consolidated balance sheets:
Current liabilities	$(2.4)	$(2.2)
Non current liabilities	(165.5)	(103.8)

Net amount recognized	$(167.9)	$(106.0)

Amounts recognized in accumulated other comprehensive loss:
Unrecognized net actuarial loss (amount net of tax: 2012 – $(90,525); 2011 – $(74,272))	$(137.9)	$(113.8)
Unrecognized prior service cost (amount net of tax: 2012 – $(228); 2011 – $(310))	(0.4)	(0.5)

Net amount recognized	$(138.3)	$(114.3)

Funded status of pension plans and SERP (supplemental):
Funded status of qualified defined benefit plans and SERP	$(167.9)	$(106.0)
Nonqualified trust assets (cash surrender value of life insurance) recorded in other assets and intended to satisfy the projected benefit obligation of unfunded SERP obligations	46.7	38.2

Net funded status of pension plans and SERP (supplemental)	$(121.2)	$(67.8)

Summary of Net Pension and Serp Expense Recognized

The following is a summary of net pension and SERP expense recognized by the Company:

(In millions)	2012	2011	2010
Service cost pertaining to benefits earned during the year	$(7.7)	$(6.5)	$(5.7)
Interest cost on projected benefit obligations	(15.4)	(13.4)	(12.8)
Expected return on pension assets	16.0	14.3	12.2
Net amortization loss	(20.8)	(11.9)	(10.0)

Net pension expense	$(27.9)	$(17.5)	$(16.3)

Weighted-Average Assumptions used to Determine Benefit Obligations and Net Periodic Benefit Cost

The weighted-average actuarial assumptions used to determine the benefit obligation amounts and the net periodic benefit cost for the Company’s pension and post-retirement plans are as follows.

	2012	2011
Weighted-average assumptions used to determine benefit obligations at fiscal year-end:
Discount rate	4.30%	5.42%
Rate of compensation increase – pension	4.85%	4.85%
Rate of compensation increase – SERP	7.00%	7.00%

Weighted average assumptions used to determine net periodic benefit cost for the years ended:
Discount rate	5.14%	5.94%
Expected long-term rate of return on plan assets	7.68%	8.00%
Rate of compensation increase – pension	4.85%	4.85%
Rate of compensation increase – SERP	7.00%	7.00%

Asset Allocations

The Company’s asset allocations at fiscal year-end by asset category and fair value measurement are as follows:

(In millions)	2012
	Level 1	Level 2	Total
Equity securities	$12.8	$185.6	$198.4	71.6%
Fixed income investments	25.5	53.4	78.9	28.4%
Cash and money market investments	—	—	—	0.0%

Fair value of plan assets	$38.3	$239.0	$277.3	100.0%

	2011
	Level 1	Level 2	Total
Equity securities	$—	$119.4	$119.4	73.2%
Fixed income investments	—	43.6	43.6	26.7%
Cash and money market investments	—	0.1	0.1	0.1%

Fair value of plan assets	$—	$163.1	$163.1	100.0%

Expected Benefit Payments

Expected benefit payments for the five years subsequent to 2012 and the sum of the five years following those are as follows:

(In millions)	2013	2014	2015	2016	2017	2018-2022
Expected benefit payments	$16.7	$18.6	$19.4	$20.4	$21.1	$119.0